Common Stock - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	150,000,000	150,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Each common stock entitles voting right	one vote
Cash dividends	$ 0